Intangible Assets - DAC for insurance and investment contracts (Details) - Shareholder-backed - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in deferred acquisition costs and intangible assets
At beginning of year	$ 2,353
At end of year	2,815	$ 2,353
Insurance contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	2,319
Additions	841
Amortisation	(339)
Exchange differences and other movements	(45)
At end of year	2,776	2,319
Investment contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	34
Additions	7
Amortisation	(4)
Exchange differences and other movements	2
At end of year	39	34
Discontinued US operations | Insurance contracts
Movements in deferred acquisition costs and intangible assets
Removal of discontinued US operations	(13,863)
Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
Change in shadow DAC related to the discontinued US operations		494
Continuing and discontinued operations | Insurance contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	16,182	14,206
Additions		1,354
Amortisation		85
Exchange differences and other movements		43
Change in shadow DAC related to the discontinued US operations		494
At end of year		16,182
Continuing and discontinued operations | Investment contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	$ 34	33
Additions		3
Amortisation		(4)
Exchange differences and other movements		2
At end of year		$ 34